FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Carrying value
Amounts due to banks		$ 9,494	$ 9,083	$ 10,962
Payables from securities financing transactions		6,798	5,246	10,296
Cash collateral payables on derivative instruments		31,448	30,319	28,906
Customer deposits		433,017	425,943	419,838
Debt issued measured at amortized cost	[1]	120,805	128,105	132,271
Other financial liabilities measured at amortized cost		10,520	10,416	6,885
Fair Value
Financial liabilities measured at fair value	[2]	292,668	283,705	283,711
Not measured at fair value
Carrying value
Amounts due to banks		9,500	9,100	11,000
Payables from securities financing transactions		6,800	5,200	10,300
Cash collateral payables on derivative instruments		31,400	30,300	28,900
Customer deposits		433,000	425,900	419,800
Debt issued measured at amortized cost		120,800	128,100	132,300
Other financial liabilities measured at amortized cost		10,500	10,400	6,900
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities measured at fair value		9,500	9,100	11,000
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities measured at fair value		6,800	5,200	10,300
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities measured at fair value		31,400	30,300	28,900
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities measured at fair value		433,200	426,000	419,900
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities measured at fair value		123,300	130,400	135,000
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities measured at fair value		$ 10,500	$ 10,400	$ 6,900

[1]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented